Loan Payable and Related Party Loan (Details)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 25, 2020
Loan payable [Abstract]
Interest rate per month	0.75%	0.75%	0.0625%
Annualized interest rate per annum			0.75%
Loan term	6 years
Repayment of loan term	2 years